Investment in associated companies - Financial Information of Equity Method Investees (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Current assets	$ 1,975.0	$ 2,155.0
Non-current assets	7,983.0	9,145.0
Current liabilities	1,441.0	1,781.0
Non-current liabilities	4,964.0	6,278.0
Non-Controlling interest	1,398.0	1,343.0
Archer Limited (Archer)
Schedule of Equity Method Investments [Line Items]
Current assets		287.0
Non-current assets		773.0
Current liabilities		313.0
Non-current liabilities		718.0
Non-Controlling interest		0.0
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Current assets	126.0	100.0
Non-current assets	299.0	317.0
Current liabilities	131.0	149.0
Non-current liabilities	169.0	174.0
Non-Controlling interest	0.0	0.0
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Current assets	341.0	258.0
Non-current assets	1,331.0	1,393.0
Current liabilities	542.0	509.0
Non-current liabilities	845.0	988.0
Non-Controlling interest	0.0	0.0
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Current assets	1,214.0	1,214.0
Non-current assets	5,317.0	5,567.0
Current liabilities	546.0	665.0
Non-current liabilities	3,284.0	3,580.0
Non-Controlling interest	1,398.0	1,343.2
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Current assets	294.0	296.0
Non-current assets	1,036.0	1,095.0
Current liabilities	222.0	145.0
Non-current liabilities	666.0	818.0
Non-Controlling interest	$ 0.0	$ 0.0